Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement-Related Benefits
Pre-tax cost for all retirement-related plans

($ in millions)
	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2021	2020	2019	2021	2020	2019	2021	2020	2019
Defined benefit pension plans	$303	$167	$(153)	$1,119	$1,057	$842	$1,422	$1,224	$689
Retention Plan	16	11	11	—	—	—	16	11	11
Total defined benefit pension plans (income)/cost	$319	$178	$(142)	$1,119	$1,057	$842	$1,438	$1,235	$700
IBM 401(k) Plus Plan and non-U.S. plans	$561	$585	$588	$409	$403	$389	$971	$988	$976
Excess 401(k)	21	27	26	—	—	—	21	27	26
Total defined contribution plans cost	$582	$612	$613	$409	$403	$389	$992	$1,015	$1,002
Nonpension postretirement benefit plans cost	$127	$145	$154	$44	$57	$64	$172	$202	$218
Total retirement-related benefits net periodic cost	$1,029	$934	$624	$1,573	$1,517	$1,295	$2,601	$2,451	$1,920

Summary of the total PBO for defined benefit plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and associated funded status

($ in millions)
	Benefit Obligations		Fair Value of Plan Assets		Funded Status *
At December 31:	2021	2020	2021	2020	2021	2020
U.S. Plans
Overfunded plans
Qualified PPP	$46,458	$50,375	$51,852	$54,386	$5,395	$4,011
Underfunded plans
Excess PPP	$1,441	$1,556	$—	$—	$(1,441)	$(1,556)
Retention Plan	283	306	—	—	(283)	(306)
Nonpension postretirement benefit plan	3,404	3,791	8	15	(3,395)	(3,776)
Total underfunded U.S. plans	$5,128	$5,652	$8	$15	$(5,119)	$(5,638)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans**	$21,617	$20,504	$26,071	$24,051	$4,454	$3,546
Nonpension postretirement benefit plans	—	9	—	9	—	0
Total overfunded non-U.S. plans	$21,617	$20,513	$26,071	$24,060	$4,454	$3,546
Underfunded plans
Qualified defined benefit pension plans**	$17,360	$23,207	$13,908	$18,257	$(3,452)	$(4,950)
Nonqualified defined benefit pension plans	6,120	6,736	—	—	(6,120)	(6,736)
Nonpension postretirement benefit plans	638	747	31	31	(607)	(716)
Total underfunded non-U.S. plans	$24,118	$30,690	$13,939	$18,288	$(10,179)	$(12,402)
Total overfunded plans	$68,075	$70,888	$77,924	$78,445	$9,850	$7,557
Total underfunded plans	$29,246	$36,342	$13,947	$18,302	$(15,300)	$(18,040)

*

Funded status is recognized in the Consolidated Balance Statement as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

**	Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. nonqualified plans are unfunded.

Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)
	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2021	2020	2019	2021	2020	2019
Service cost	$—	$—	$—	$300	$328	$304
Interest cost(1)	1,109	1,501	1,882	424	541	814
Expected return on plan assets(1)	(1,802)	(2,169)	(2,599)	(1,115)	(1,229)	(1,530)
Amortization of transition assets(1)	—	—	—	—	—	0
Amortization of prior service costs/(credits)(1)	16	16	16	(12)	(9)	(25)
Recognized actuarial losses(1)	996	829	559	1,392	1,336	1,190
Curtailments and settlements(1)	—	—	—	94	49	38
Multi-employer plans	—	—	—	17	23	23
Other costs/(credits)	—	—	—	18	18	28
Total net periodic (income)/cost	$319	$178	$(142)	$1,119	$1,057	$842

($ in millions)
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2021	2020	2019	2021	2020	2019
Service cost	$7	$9	$10	$4	$4	$4
Interest cost(1)	65	103	145	27	35	54
Expected return on plan assets(1)	—	—	—	(3)	(4)	(5)
Amortization of transition assets(1)	—	—	—	—	—	—
Amortization of prior service costs/(credits)(1)	4	4	(2)	0	0	0
Recognized actuarial losses(1)	52	29	1	15	21	10
Curtailments and settlements(1)	—	—	—	0	0	0
Other costs/(credits)	—	—	—	0	0	—
Total net periodic cost	$127	$145	$154	$44	$57	$64

(1)	These components of net periodic pension costs are included in other (income) and expense in the Consolidated Income Statement.

Changes in benefit obligations

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2021	2020	2021	2020	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at January 1	$52,237	$50,232	$50,447	$45,947	$3,791	$3,857	$756	$830
Service cost	—	—	300	328	7	9	4	4
Interest cost	1,109	1,501	424	541	65	103	27	35
Plan participants' contributions	—	—	19	18	50	56	—	—
Acquisitions/divestitures, net	—	1	(70)	63	—	—	6	0
Actuarial losses/(gains)	(1,582)	4,071	(876)	2,794	(141)	135	(78)	(2)
Benefits paid from trust	(3,459)	(3,445)	(2,090)	(1,908)	(369)	(369)	(6)	(4)
Direct benefit payments	(125)	(123)	(516)	(391)	(1)	0	(28)	(24)
Foreign exchange impact	—	—	(2,548)	3,085	—	—	(42)	(83)
Amendments/curtailments/ settlements/other	1	0	7	(29)	3	—	(1)	(1)
Benefit obligation at December 31	$48,182	$52,237	$45,097	$50,447	$3,404	$3,791	$638	$756
Change in plan assets
Fair value of plan assets at January 1	$54,386	$51,784	$42,308	$38,891	$15	$3	$40	$52
Actual return on plan assets	924	6,046	1,686	2,559	—	0	(14)	2
Employer contributions	—	—	86	166	313	325	6	—
Acquisitions/divestitures, net	—	1	(87)	106	—	—	—	—
Plan participants' contributions	—	—	19	18	50	56	—	—
Benefits paid from trust	(3,459)	(3,445)	(2,090)	(1,908)	(369)	(369)	(6)	(4)
Foreign exchange impact	—	—	(1,939)	2,479	—	—	6	(10)
Amendments/curtailments/ settlements/other	1	—	(4)	(2)	0	0	0	0
Fair value of plan assets at December 31	$51,852	$54,386	$39,979	$42,308	$8	$15	$31	$40
Funded status at December 31	$3,671	$2,149	$(5,118)	$(8,140)	$(3,395)	$(3,776)	$(607)	$(716)
Accumulated benefit obligation*	$48,182	$52,237	$44,628	$50,019	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Changes in plan assets

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2021	2020	2021	2020	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at January 1	$52,237	$50,232	$50,447	$45,947	$3,791	$3,857	$756	$830
Service cost	—	—	300	328	7	9	4	4
Interest cost	1,109	1,501	424	541	65	103	27	35
Plan participants' contributions	—	—	19	18	50	56	—	—
Acquisitions/divestitures, net	—	1	(70)	63	—	—	6	0
Actuarial losses/(gains)	(1,582)	4,071	(876)	2,794	(141)	135	(78)	(2)
Benefits paid from trust	(3,459)	(3,445)	(2,090)	(1,908)	(369)	(369)	(6)	(4)
Direct benefit payments	(125)	(123)	(516)	(391)	(1)	0	(28)	(24)
Foreign exchange impact	—	—	(2,548)	3,085	—	—	(42)	(83)
Amendments/curtailments/ settlements/other	1	0	7	(29)	3	—	(1)	(1)
Benefit obligation at December 31	$48,182	$52,237	$45,097	$50,447	$3,404	$3,791	$638	$756
Change in plan assets
Fair value of plan assets at January 1	$54,386	$51,784	$42,308	$38,891	$15	$3	$40	$52
Actual return on plan assets	924	6,046	1,686	2,559	—	0	(14)	2
Employer contributions	—	—	86	166	313	325	6	—
Acquisitions/divestitures, net	—	1	(87)	106	—	—	—	—
Plan participants' contributions	—	—	19	18	50	56	—	—
Benefits paid from trust	(3,459)	(3,445)	(2,090)	(1,908)	(369)	(369)	(6)	(4)
Foreign exchange impact	—	—	(1,939)	2,479	—	—	6	(10)
Amendments/curtailments/ settlements/other	1	—	(4)	(2)	0	0	0	0
Fair value of plan assets at December 31	$51,852	$54,386	$39,979	$42,308	$8	$15	$31	$40
Funded status at December 31	$3,671	$2,149	$(5,118)	$(8,140)	$(3,395)	$(3,776)	$(607)	$(716)
Accumulated benefit obligation*	$48,182	$52,237	$44,628	$50,019	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Accumulated benefit obligation

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2021	2020	2021	2020	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at January 1	$52,237	$50,232	$50,447	$45,947	$3,791	$3,857	$756	$830
Service cost	—	—	300	328	7	9	4	4
Interest cost	1,109	1,501	424	541	65	103	27	35
Plan participants' contributions	—	—	19	18	50	56	—	—
Acquisitions/divestitures, net	—	1	(70)	63	—	—	6	0
Actuarial losses/(gains)	(1,582)	4,071	(876)	2,794	(141)	135	(78)	(2)
Benefits paid from trust	(3,459)	(3,445)	(2,090)	(1,908)	(369)	(369)	(6)	(4)
Direct benefit payments	(125)	(123)	(516)	(391)	(1)	0	(28)	(24)
Foreign exchange impact	—	—	(2,548)	3,085	—	—	(42)	(83)
Amendments/curtailments/ settlements/other	1	0	7	(29)	3	—	(1)	(1)
Benefit obligation at December 31	$48,182	$52,237	$45,097	$50,447	$3,404	$3,791	$638	$756
Change in plan assets
Fair value of plan assets at January 1	$54,386	$51,784	$42,308	$38,891	$15	$3	$40	$52
Actual return on plan assets	924	6,046	1,686	2,559	—	0	(14)	2
Employer contributions	—	—	86	166	313	325	6	—
Acquisitions/divestitures, net	—	1	(87)	106	—	—	—	—
Plan participants' contributions	—	—	19	18	50	56	—	—
Benefits paid from trust	(3,459)	(3,445)	(2,090)	(1,908)	(369)	(369)	(6)	(4)
Foreign exchange impact	—	—	(1,939)	2,479	—	—	6	(10)
Amendments/curtailments/ settlements/other	1	—	(4)	(2)	0	0	0	0
Fair value of plan assets at December 31	$51,852	$54,386	$39,979	$42,308	$8	$15	$31	$40
Funded status at December 31	$3,671	$2,149	$(5,118)	$(8,140)	$(3,395)	$(3,776)	$(607)	$(716)
Accumulated benefit obligation*	$48,182	$52,237	$44,628	$50,019	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Net funded status

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2021	2020	2021	2020	2021	2020	2021	2020
Prepaid pension assets	$5,395	$4,011	$4,455	$3,546	$0	$0	$0	$0
Current liabilities—compensation and benefits	(123)	(122)	(359)	(342)	(364)	(346)	(19)	(46)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,601)	(1,740)	(9,215)	(11,344)	(3,031)	(3,430)	(588)	(670)
Funded status—net	$3,671	$2,149	$(5,118)	$(8,140)	$(3,395)	$(3,776)	$(607)	$(716)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2021	2020	2021	2020	2021	2020	2021	2020
Net loss at January 1	$15,972	$16,608	$16,310	$16,361	$656	$551	$263	$284
Current period loss/(gain)	(704)	194	(1,411)	1,334	(141)	135	(65)	0
Curtailments and settlements	—	—	(94)	(49)	—	—	0	0
Amortization of net loss included in net periodic (income)/cost	(996)	(829)	(1,392)	(1,336)	(52)	(29)	(15)	(21)
Net loss at December 31	$14,273	$15,972	$13,412	$16,310	$464	$656	$183	$263
Prior service costs/(credits) at January 1	$24	$41	$325	$280	$30	$34	$(4)	$(4)
Current period prior service costs/(credits)	—	—	60	36	—	—	0	—
Curtailments, settlements and other	—	—	—	0	—	—	—	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)	12	9	(4)	(4)	0	0
Prior service costs/(credits) at December 31	$8	$24	$397	$325	$26	$30	$(4)	$(4)
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	—	0	—	—	0	0
Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss)*	$14,281	$15,997	$13,809	$16,635	$490	$687	$179	$259

*   Refer to note T, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2021	2020	2019	2021	2020	2019
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	2.20%	3.10%	4.10%	0.87%	1.20%	1.86%
Expected long-term returns on plan assets	3.75%	4.50%	5.25%	2.85%	3.36%	4.38%
Rate of compensation increase	N/A	N/A	N/A	2.59%	2.32%	2.20%
Interest crediting rate	1.10%	2.70%	3.60%	0.26%	0.28%	0.30%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	2.60%	2.20%	3.10%	1.26%	0.87%	1.20%
Rate of compensation increase	N/A	N/A	N/A	3.02%	2.59%	2.32%
Interest crediting rate	1.10%	1.10%	2.70%	0.26%	0.26%	0.28%

N/A–Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2021	2020	2019	2021	2020	2019
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	1.80%	2.80%	3.90%	4.55%	5.08%	4.88%
Expected long-term returns on plan assets	N/A	N/A	N/A	6.62%	7.73%	7.70%
Interest crediting rate	1.10%	2.70%	3.60%	N/A	N/A	N/A
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	2.30%	1.80%	2.80%	5.35%	4.55%	5.08%
Interest crediting rate	1.10%	1.10%	2.70%	N/A	N/A	N/A

N/A–Not applicable

Defined benefit pension plans' asset classes and their associated fair value

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$2,023	$0	$—	$2,023	$485	$—	$—	$485
Equity mutual funds(2)	133	—	—	133	0	—	—	0
Fixed income
Government and related(3)	—	21,751	—	21,751	—	9,900	—	9,900
Corporate bonds(4)	—	16,246	598	16,844	—	3,842	—	3,842
Mortgage and asset-backed securities	—	660	—	660	—	3	—	3
Fixed income mutual funds(5)	281	—	—	281	—	—	—	—
Insurance contracts(6)	—	—	—	—	—	5,662	—	5,662
Cash and short-term investments(7)	104	1,269	—	1,373	324	403	—	728
Real estate	—	—	—	—	—	—	174	174
Derivatives(8)	3	3	—	5	61	489	—	550
Other mutual funds(9)	—	—	—	—	30	—	—	30
Subtotal	2,543	39,930	598	43,070	900	20,300	174	21,374
Investments measured at net asset value using the NAV practical expedient(10)	—	—	—	9,078	—	—	—	18,652
Other(11)	—	—	—	(296)	—	—	—	(47)
Fair value of plan assets	$2,543	$39,930	$598	$51,852	$900	$20,300	$174	$39,979

(1)	Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million. Non-U.S. Plans include IBM common stock of $2 million.
(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plans include IBM corporate bonds of $19 million. Non-U.S. Plans include IBM corporate bonds of $4 million.
(5)	Invests predominantly in fixed-income securities.
(6)	Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)	Includes cash, cash equivalents and short-term marketable securities.
(8)	Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.
(9)	Invests in both equity and fixed-income securities.

(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(11)Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$2,714	$0	$—	$2,714	$466	$0	$—	$466
Equity mutual funds(2)	105	—	—	105	0	—	—	0
Fixed income
Government and related(3)	—	21,375	—	21,375	—	9,599	2	9,601
Corporate bonds(4)	—	18,217	542	18,759	—	3,690	—	3,690
Mortgage and asset-backed securities	—	612	—	612	—	3	—	3
Fixed income mutual funds(5)	470	—	—	470	—	—	—	—
Insurance contracts(6)	—	—	—	—	—	6,378	—	6,378
Cash and short-term investments(7)	76	1,001	—	1,077	337	651	—	988
Real estate	—	—	—	—	—	—	298	298
Derivatives(8)	(3)	18	—	15	66	510	—	575
Other mutual funds(9)	—	—	—	—	21	—	—	21
Subtotal	3,363	41,222	542	45,128	891	20,832	300	22,023
Investments measured at net asset value using the NAV practical expedient(10)	—	—	—	9,579	—	—	—	20,321
Other(11)	—	—	—	(321)	—	—	—	(37)
Fair value of plan assets	$3,363	$41,222	$542	$54,386	$891	$20,832	$300	$42,308

(1)	Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $6 million. Non-U.S. Plans include IBM common stock of $1 million.
(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	Non-U.S. Plans include IBM corporate bonds of $5 million.
(5)	Invests in predominantly fixed-income securities.
(6)	Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)	Includes cash, cash equivalents and short-term marketable securities.
(8)	Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.
(9)	Invests in both equity and fixed-income securities.

(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(11)Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Reconciliation of the beginning and ending balances of Level 3 assets

($ in millions)
	Total	*
Balance at January 1, 2021	$542
Return on assets held at end of year	(15)
Return on assets sold during the year	1
Purchases, sales and settlements, net	63
Transfers, net	6
Balance at December 31, 2021	$598

* Corporate bonds.

($ in millions)
	Total	*
Balance at January 1, 2020	$518
Return on assets held at end of year	29
Return on assets sold during the year	0
Purchases, sales and settlements, net	(5)
Transfers, net	0
Balance at December 31, 2020	$542

* Corporate bonds.

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2021 and 2020 for the non-U.S. Plans.

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2021	$2	$298	$300
Return on assets held at end of year	0	(43)	(43)
Return on assets sold during the year	0	58	58
Purchases, sales and settlements, net	(2)	(138)	(140)
Transfers, net	—	—	—
Foreign exchange impact	0	(1)	(1)
Balance at December 31, 2021	$—	$174	$174

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2020	$2	$328	$330
Return on assets held at end of year	0	(29)	(29)
Return on assets sold during the year	—	2	2
Purchases, sales and settlements, net	—	(14)	(14)
Transfers, net	—	4	4
Foreign exchange impact	0	7	7
Balance at December 31, 2020	$2	$298	$300

Schedule of contributions and direct benefit payments

($ in millions)
For the years ended December 31:	2021	2020
Non-U.S. DB plans	$86	$166
Nonpension postretirement benefit plans	319	325
Multi-employer plans	17	23
DC plans	992	1,015
Direct benefit payments	671	538
Total	$2,085	$2,066

Total expected benefit payments

($ in millions)
	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2022	$3,488	$124	$1,968	$342	$5,922
2023	3,450	123	1,949	320	5,842
2024	3,419	121	1,959	328	5,827
2025	3,348	119	1,976	331	5,774
2026	3,244	116	1,972	337	5,670
2027-2031	14,524	532	9,438	1,624	26,117

($ in millions)
		Qualified	Nonqualified	Total Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2022	$377	$16	$25	$418
2023	380	17	25	422
2024	363	18	24	405
2025	339	19	24	382
2026	316	20	24	360
2027-2031	1,156	115	115	1,386

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)
	2021		2020
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$25,204	$13,908	$31,805	$18,257
Plans with ABO in excess of plan assets	24,853	13,908	31,465	18,257
Plans with plan assets in excess of PBO	68,075	77,924	70,879	78,436

Schedule of nonpension postretirement benefit plan with APBO in excess of plan assets

($ in millions)
	2021		2020
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with APBO in excess of plan assets	$4,042	$40	$4,537	$45
Plans with plan assets in excess of APBO	—	—	9	9